STOCK COMPENSATION (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of nonemployee directors				2
Restricted Common Stock Activity [Roll Forward]
Share-based compensation expense	$ 512	$ 1,079	$ 1,266
Unrecognized compensation cost	444	157
Unrecognized compensation cost expected to be recognized in 2013	157
Unrecognized compensation cost expected to be recognized in 2014	157
Unrecognized compensation cost expected to be recognized in 2015	130
The aggregate fair market value of the stock options on the grant date	105
Performance Based Restricted Common Stock [Member]
Restricted Common Stock Activity [Roll Forward]
Share-based compensation expense	0	402	576
Stock Options [Member]
Restricted Common Stock Activity [Roll Forward]
Share-based compensation expense	18
Unrecognized compensation cost	87
Period To Grand Stock Options	3 years
Period to cliff vest stock options	1 year
Risk Free Interest Rate (in hundredths)	0.76%
Expected dividend yield (in hundredths)	0.00%
Expected stock price volatility (in hundredths)	82.00%
Excepted life	5 years 6 months
Options Activity, Shares [Roll Forward]
Under option at January 1 (in shares)	348,750	348,750	348,750
Options granted (in shares)	109,762	0	0
Options exercised (in shares)	0	0	0
Options forfeited or expired (in shares)	0	0	0
Under option at December 31 (in shares)	458,512	348,750	348,750
Options exercisable at December 31 (in shares)	348,750	348,750	348,750
Options Activity, Exercise price
Under option at January 1 (in dollars per share)	$ 8.71	$ 11.00	$ 11.00	11.00
Options granted (in dollars per share)	$ 1.43	$ 0	$ 0
Options exercised (in dollars per share)	$ 0	$ 0	$ 0
Options forfeited or expired (in dollars per share)	$ 0	$ 0	$ 0
Under option at December 31 (in dollars per share)	$ 8.71	$ 11.00	$ 11.00	11.00
Options exercisable at December 31 (in dollars per share)	$ 11.00	$ 11.00	$ 11.00
Intrinsic value of options outstanding	24	0
Intrinsic value of options exercisable	$ 0	$ 0
Chief Executive Officer, Executive Vice President and Chief Financial Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Renewal period of contract	3 years
Chief Executive Officer, Executive Vice President and Chief Financial Officer [Member] | Performance Based Restricted Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of companies	3
2006 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized (in shares)	5,000,000
Period options cannot be exercised	1 year
Period options cannot be sold	1 year
Term of options	10 years
2006 Plan [Member] | Performance Based Restricted Common Stock [Member]
Restricted Common Stock Activity [Roll Forward]
Nonvested shares outstanding at January 1 (in shares)	680,781	703,827	755,914
Granted (in shares)	329,375	0	12,689
Vested (in shares)	(524,312)	(23,046)	(25,640)
Forfeited (in shares)	(156,469)	0	(39,136)
Nonvested shares outstanding at December 31 (in shares)	329,375	680,781	703,827
2006 Plan shares issued as of the end of year (in shares)	1,246,503	838,644	783,358
Shares available for issuance under 2006 Plan as of the end of year (in shares)	3,753,497	4,161,356	4,216,642
2006 Plan [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of companies	3
2006 Plan [Member] | Chief Executive Officer, Executive Vice President and Chief Financial Officer [Member] | Performance Based Restricted Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares awarded (in shares)	329,375			329,375
Number of companies	3
Vesting period of stock	3 years
Market value of stock on grant date (in dollars per share)	$ 1.43			5.11
Restricted Common Stock Activity [Roll Forward]
Vested (in shares)	(172,906)
Forfeited (in shares)	(156,469)
2006 Plan [Member] | Non-employee Director [Member] | Performance Based Restricted Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Market value of stock on grant date (in dollars per share)			$ 6.83	4.92
Annual vesting installments of shares granted to nonemployee director (in shares)	5,837	6,852
Restricted Common Stock Activity [Roll Forward]
Granted (in shares)			12,689	97,164
Vested (in shares)	(16,194)	(23,046)	(25,640)
Forfeited (in shares)	(39,136)
2006 Plan [Member] | Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of companies	1
2006 Plan [Member] | Executive Vice President [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of companies	1
2006 Plan [Member] | Chief Financial Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of companies	1